Fair Value of Financial Assets and Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2015 and December 31, 2014 and indicate the level of the fair value hierarchy utilized to determine such fair value:

	Fair Value Measurements as of March 31, 2015 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$12,461	$—	$12,461
Marketable securities:
United States treasury notes	—	10,022	—	10,022
Agency bonds	—	44,878	—	44,878

Total	$—	$67,361	$—	$67,361

	Fair Value Measurements as of December 31, 2014 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$29,103	$—	$29,103
Agency bonds	—	7,599	—	7,599
Marketable securities:
United States treasury notes	—	10,026	—	10,026
Agency bonds	—	27,409	—	27,409

Total	$—	$74,137	$—	$74,137

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2014 and 2013 and indicate the level of the fair value hierarchy utilized to determine such fair value:

	Fair Value Measurements as of December 31, 2014 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$29,103	$—	$29,103
Agency bonds	—	7,599	—	7,599
Marketable securities:
United States treasury notes	—	10,026	—	10,026
Agency bonds	—	27,409	—	27,409

Total	$—	$74,137	$—	$74,137

	Fair Value Measurements as of December 31, 2013 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$17,272	$—	$17,272

Liabilities:
Liability for preferred stock warrants	$—	$—	$254	$254

Schedule of Aggregate Fair Values of Preferred Stock Warrants Determined by Level 3 Inputs

The following table provides a rollforward of the aggregate fair values of the Company’s preferred stock warrants for which fair value was determined by level 3 inputs:

Balance, January 1, 2012	$219
Increase in fair value	49

Balance, December 31, 2012	268
Decrease in fair value	(14)

Balance, December 31, 2013	254
Issuance of Series D-1 warrants	326
Increase in fair value	380
Conversion of preferred stock warrants to common stock warrants (see Note 8)	(960)

Balance, December 31, 2014	$—